Net Loss Per Share Attributable to Common Stockholders (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(180,324)	$(114,164)

Denominator:
Weighted-average shares outstanding	294,851,732	103,946,993

Net loss per share attributable to common stockholders, basic and diluted	$(0.61)	$(1.10)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2021	2020
Redeemable convertible preferred stock	—	332,764,215
Common stock warrants	28,783,333	758,515
Unvested restricted stock awards	3,029,781	547,101
Unvested restricted stock units	10,032,870	—
Unvested early exercised common stock options	6,454,354	9,393,779
Options to purchase common stock	20,807,198	24,576,859
Earnout Shares	17,130,000	—

Total	86,237,536	368,040,469